Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share-based payments reserve	Translation reserve	Additional paid-in capital	Accumulated deficit	Total shareholders' equity	Non-controlling interest	Total
Beginning Balance at Dec. 31, 2019	$ 27	$ 9,813	$ 1	$ 111	$ (58,522)	$ (48,570)		$ (48,570)
Beginning Balance (in Shares) at Dec. 31, 2019	20,000
Profit for the period					(751)	(751)		(751)
Other comprehensive income					15	15		15
Total comprehensive income for the period					(736)	(736)		(736)
Share-based payments		2,159			(1,147)	1,012		1,012
Distribution and dividends					(53,614)	(53,614)		(53,614)
Total transactions with shareholders		2,159			(54,761)	(52,602)		(52,602)
Ending Balance at Dec. 31, 2020	$ 27	11,972	1	111	(114,019)	(101,908)		(101,908)
Ending Balance (in Shares) at Dec. 31, 2020	20,000
Profit for the period					(117,455)	(117,455)	$ 11	(117,444)
Other comprehensive income			36		(25)	11		11
Total comprehensive income for the period		11,972	37	111	(117,480)	(117,444)	11	(117,433)
Equity contribution from shareholders	$ (27)			119,681		119,654		$ 119,654
Issuance of shares upon the Transaction (in shares)								196,503,101
Share-based payments		128,517			2	128,519		$ 128,519
Share warrant obligations				(32,109)		(32,109)		(32,109)
Acquisition of non-controlling interest							33	33
Distribution and dividends				(61,804)	(96,000)	(157,804)		(157,804)
Total transactions with shareholders	$ (27)	128,517		25,768	(95,998)	58,260	33	$ 58,293
Total transactions with shareholders (in shares)								196,503,101
Ending Balance at Dec. 31, 2021		140,489	37	25,879	(327,497)	(161,092)	44	$ (161,048)
Ending Balance (in Shares) at Dec. 31, 2021	196,523,101							196,523,101
Profit for the period					53,063	53,063	(325)	$ 52,738
Other comprehensive income			3,177			3,177		3,177
Total comprehensive income for the period			3,177		53,063	56,240	(325)	55,915
Issue of ordinary shares related to business combination				(2,094)		(2,094)		(2,094)
Share-based payments		2,029				2,029		2,029
Total transactions with shareholders		2,029		(2,094)		(65)		(65)
Ending Balance at Jun. 30, 2022		142,518	3,213	23,786	(274,434)	(104,917)	(281)	(105,198)
Ending Balance (in Shares) at Jun. 30, 2022	196,523,101
Beginning Balance at Dec. 31, 2021		140,489	37	25,879	(327,497)	(161,092)	44	$ (161,048)
Beginning Balance (in Shares) at Dec. 31, 2021	196,523,101							196,523,101
Profit for the period					7,303	7,303	107	$ 7,410
Other comprehensive income			3,456	(118)		3,338		3,338
Total comprehensive income for the period			3,456	(118)	7,303	10,641	107	10,748
Issue of ordinary shares related to business combination				(2,103)		(2,103)		(2,103)
Issuance of shares upon the Transaction (in shares)	569,301
Share-based payments		3,751				3,751		3,751
Distribution and dividends				(27)		(27)		(27)
Elimination of non-controlling interest at disposal of subsidiaries							(151)	(151)
Total transactions with shareholders		3,751		(2,076)		1,675	$ (151)	1,524
Total transactions with shareholders (in shares)	569,301
Ending Balance at Dec. 31, 2022		144,240	3,493	23,685	(320,194)	(148,776)		$ (148,776)
Ending Balance (in Shares) at Dec. 31, 2022	197,092,402							197,092,402
Profit for the period					11,343	11,343		$ 11,343
Other comprehensive income			981	26		1,007		1,007
Total comprehensive income for the period			981	26	11,343	12,350		12,350
Total transactions with shareholders		368		289		657		657
Total transactions with shareholders (in shares)	222,198
Ending Balance at Jun. 30, 2023		$ 144,608	$ 4,474	$ 24,000	$ (308,851)	$ (135,769)		$ (135,769)
Ending Balance (in Shares) at Jun. 30, 2023	197,314,600